RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Disclosure of transactions between related parties
Key management personnel compensation included in corporate and general administrative expenses is as follows:

	Years Ended
	December 31,
	2017	2016
Short-term employee benefits(1)	$8,804	$8,870
Share-based payments	5,163	5,948
	$13,967	$14,818